Debt (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Issuance of convertible note	$ 81,000	$ 90,000	$ 292,000
Debt discount resulting from derivative liability	$ 270,116	$ 341,897	341,897
Write off of debt discount due to debt extinguishment			47,449
Amortization of debt discount	$ 293,856	$ 59,774	263,166
Convertible Debt [Member]
Debt Instrument [Line Items]
Balance at January 1, 2015	453,579
Issuance of convertible note	109,000
Original issue debt discount	(3,000)
Debt discount resulting from derivative liability	(270,116)
Write off of debt discount due to debt extinguishment	23,299
Debt converted to common stock	(10,000)
Amortization of debt discount	256,347
Total	$ 559,109		$ 453,579